Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue and Gross Profit by Segment	The revenue and gross profit by segments were as follows:

	For the year ended December 31, 2016
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	370,712	68,469	439,181
Cost of revenues	217,797	40,198	257,995
Gross profit	152,915	28,271	181,186

	For the year ended December 31, 2017
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	884,148	398,414	1,282,562
Cost of revenues	555,885	238,457	794,342
Gross profit	328,263	159,957	488,220

	For the year ended December 31, 2018
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	1,182,397	1,045,720	2,228,117
Cost of revenues	706,917	535,972	1,242,889
Gross profit	475,480	509,748	985,228